Changes in Allowances for Uncollectible Accounts Receivables (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Accounts and Other Receivables [Line Items]
Beginning balance	$ 60	3,267	2,452	2,502
Additional allowances for the year	23	1,255	1,070	974
Recoveries	(7)	(363)	(423)	(490)
Uncollectible receivables written off	(1)	(57)		(527)
Foreign currency translation adjustment	1	55	168	(7)
Ending balance	$ 76	4,157	3,267	2,452